Acquisition of Zuplenz (Details) - GBP (£) £ in Thousands			12 Months Ended
		Dec. 24, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Identifiable intangible assets:
Gain from bargain purchase on acquisition					£ 165
Zuplenz [Member]
Identifiable intangible assets:
Stock		£ 231
Total net assets		(2,743)
Cash consideration		2,528
Contingent consideration	[1]	50
Total consideration		2,578
Gain from bargain purchase on acquisition		(165)
Zuplenz [Member] | Product and Marketing Rights [Member]
Identifiable intangible assets:
Product and marketing rights		£ 2,512

[1]	The contingent consideration relates to various milestone payments which are dependent on the quarterly sales achieved in calendar years 2016 and 2017 and annual sales from 2018 to 2022 exceeding specified sales targets. The maximum amount payable was $26.0m however, the 2016 and 2017 sales targets were not achieved and management does not consider it likely that the 2018 to 2022 sales targets will be achieved either.